RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
International Operation & Services (UY) SA
Disclosure of transactions between related parties [line items]
Purchase of goods	[1]	$ (88.0)	$ (82.5)	$ (67.4)
Hudson News Distributors
Disclosure of transactions between related parties [line items]
Purchase of goods	[2]	0.0	(0.3)	(12.2)
Hudson RPM
Disclosure of transactions between related parties [line items]
Purchase of goods	[2]	(16.5)	(18.6)	(8.5)
Dufry International AG, Interest expenses
Disclosure of transactions between related parties [line items]
Purchase of services		(26.8)	(28.2)	(28.6)
Dufry International AG, Franchise fees expense
Disclosure of transactions between related parties [line items]
Purchase of services		(15.1)	(15.2)	(50.6)
Dufry Financial Services B.V., Interest expenses
Disclosure of transactions between related parties [line items]
Purchase of services		(2.3)	(2.0)	(0.9)
Dufry Management AG, IT expenses
Disclosure of transactions between related parties [line items]
Purchase of services		(1.9)	(1.8)	(1.3)
World Duty Free Group SA, IT expenses
Disclosure of transactions between related parties [line items]
Purchase of services	[1]	0.0	(0.1)	(0.2)
Dufry International AG, Debt waiver
Disclosure of transactions between related parties [line items]
Other operational income		0.0	0.0	9.4
International Operations & Services (USA), Advertising income
Disclosure of transactions between related parties [line items]
Sales of services	[1]	5.1	5.7	0.0
Dufry International AG, Other selling income
Disclosure of transactions between related parties [line items]
Sales of services		3.4	2.8	0.0
Nuance Group (Chicago) LLC, Other selling income
Disclosure of transactions between related parties [line items]
Sales of services	[3]	$ 0.7	$ 0.9	$ 0.9

[1]	Transactions with subsidiaries of Dufry.
[2]	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.
[3]	Transactions with associated companies.